Indebtedness (Details) (USD $)							1 Months Ended		0 Months Ended				0 Months Ended																	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Mortgages	Dec. 31, 2013 Mortgages	Mar. 22, 2012 Mortgages Unconsolidated properties	Oct. 31, 2013 5.76% fixed rate mortgage maturing February 1, 2014 Concord Mills Marketplace	Oct. 31, 2013 4.82% fixed rate mortgage maturing November 1, 2023 Concord Mills Marketplace	Feb. 11, 2014 5.65% fixed rate mortgage maturing August 11, 2014 Brunswick Square	Feb. 11, 2014 5.65% fixed rate mortgage maturing August 11, 2014 Brunswick Square Subsequent event	Feb. 11, 2014 4.796% fixed rate mortgage maturing March 1, 2024 Brunswick Square	Feb. 11, 2014 4.796% fixed rate mortgage maturing March 1, 2024 Brunswick Square Subsequent event	Feb. 20, 2014 5.89% fixed rate mortgage maturing July 1, 2014 West Ridge Mall	Feb. 20, 2014 5.89% fixed rate mortgage maturing July 1, 2014 West Ridge Mall Subsequent event	Feb. 20, 2014 4.84% fixed rate mortgage maturing March 6, 2024 West Ridge Mall	Feb. 20, 2014 4.84% fixed rate mortgage maturing March 6, 2024 West Ridge Mall Subsequent event	Jun. 30, 2014 4.19% fixed rate mortgage maturing April 1, 2021 Muncie Mall	Mar. 14, 2014 4.19% fixed rate mortgage maturing April 1, 2021 Muncie Mall Subsequent event	Jun. 30, 2014 4.76% fixed rate mortgage maturing April 1, 2021 Oak Court Mall	Mar. 18, 2014 4.76% fixed rate mortgage maturing April 1, 2021 Oak Court Mall Subsequent event	Jun. 30, 2014 4.26% fixed rate mortgage maturing April 1, 2021 Lincolnwood Town Center	Mar. 18, 2014 4.26% fixed rate mortgage maturing April 1, 2021 Lincolnwood Town Center Subsequent event	Jun. 30, 2014 4.82% fixed rate mortgage maturing April 6, 2024 Cottonwood Mall	Mar. 25, 2014 4.82% fixed rate mortgage maturing April 6, 2024 Cottonwood Mall Subsequent event	Jun. 30, 2014 4.65% fixed rate mortgage maturing April 1, 2024 Westminster Mall	Mar. 26, 2014 4.65% fixed rate mortgage maturing April 1, 2024 Westminster Mall Subsequent event	Jun. 30, 2014 4.54% fixed rate mortgage maturing April 1, 2024 Charlottesville Fashion Square	Mar. 27, 2014 4.54% fixed rate mortgage maturing April 1, 2024 Charlottesville Fashion Square Subsequent event	Jun. 30, 2014 4.19% fixed rate mortgage maturing April 1, 2019 Town Center at Aurora	Apr. 04, 2014 4.19% fixed rate mortgage maturing April 1, 2019 Town Center at Aurora Subsequent event item	Jun. 30, 2014 Secured debt Mortgages note mortgagePool item property	Dec. 31, 2013 Secured debt Mortgages note property mortgagePool item	Dec. 31, 2012 Secured debt Mortgages
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness																																$ 918,614,000	$ 926,159,000
Fixed-rate debt (as a percent)							5.76%	4.82%	5.65%	5.65%	4.796%	4.796%	5.89%	5.89%	4.84%	4.84%	4.19%	4.19%	4.76%	4.76%	4.26%	4.26%	4.82%	4.82%	4.65%	4.65%	4.54%	4.54%	4.19%	4.19%		5.87%	5.89%
Net premiums																																1,082,000	1,591,000
Weighted average maturity period, fixed-rate debt																																4 years	4 years 9 months 18 days
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers																															31	20
Number of properties secured by non-recourse mortgage notes																															36	24
Number of cross-defaulted and cross-collateralized mortgage pools																															4	2
Total number of properties pledged as collateral for cross-defaulted and cross-collateralized mortgages																															10	6
Number of consecutive quarters for which the cash levels are to be maintained to stated level																															2	2
Refinanced debt/Repayment of mortgage							12,200,000		76,500,000	76,500,000			64,600,000	64,600,000
Debt issued				1,501,446,000	917,532,000			16,000,000			77,000,000	77,000,000			54,000,000	54,000,000	37,000,000	37,000,000	40,000,000	40,000,000	53,000,000	53,000,000	105,000,000	105,000,000	85,000,000	85,000,000	50,000,000	50,000,000	55,000,000	55,000,000	425,000,000
Number of extension options																														2
Period of extension option																														1 year
Total indebtedness	$ 1,506,427,000	$ 918,614,000	$ 926,159,000	$ 1,506,427,000	$ 918,614,000	$ 13,000,000																									$ 1,500,000,000	$ 918,600,000	$ 926,200,000